Short-Term And Long-Term Loans (Tables)	12 Months Ended
Dec. 31, 2013
Long-Term Loans

	December 31, 2013	December 31, 2012
Collateralized
- Split-tenor revolving credit facility [a]	—	—
- $500 million syndicated revolving credit facility [b]	—	104.0
- $200 million non-revolving senior secured term loan [c]	70.0	110.0
- $1 billion notes issue [d]	990.0	988.8
- $1 billion syndicated revolving credit facility [e]	—	666.0
- $60 million senior secured revolving credit facility [f]	35.0	—
- $1,440 million term loan and revolving credit facility [g]	773.5	—
- R1,500 million Nedbank revolving credit facility [h]	145.1	—
Uncollateralized
- Other loans [i]	46.5	492.4

	2,060.1	2,361.2
Short-term loans and current portion of long-term loans *	(121.5)	(40.0)

Total long-term loans	1,938.6	2,321.2

*	At December 31, 2012, the maturity of the loans was updated to reflect post year-end refinancing terms.

Combined Aggregate Maturities of Short and Long-Terms Loans

The combined aggregate maturities of short and long-term loans for each of the next five years at December 31, 2013 and December 31, 2012 is tabulated below:

Maturity	December 31, 2013	December 31, 2012
1 year	121.5	40.0
2 years	750.0	532.4
3 years	—	750.0
4 years	53.5	50.0
5 years and thereafter	1,135.1	990.0

	2,060.1	2,362.4

Split-tenor revolving credit facility
Long-Term Loans

	December 31, 2013	December 31, 2012
Opening balance	—	500.0
Loans repaid	—	(500.0)

Closing balance	—	—

$500 million syndicated revolving credit facility
Long-Term Loans

	December 31, 2013	December 31, 2012
Opening balance	104.0	—
Loans advanced	—	244.0
Loans repaid	(104.0)	(140.0)

Closing balance	—	104.0

$200 million non-revolving senior secured term loan
Long-Term Loans

	December 31, 2013	December 31, 2012
Opening balance	110.0	150.0
Loans repaid	(40.0)	(40.0)

Closing balance	70.0	110.0

$1 billion notes issue
Long-Term Loans

	December 31, 2013	December 31, 2012
Opening balance	988.8	987.7
Unwinding of transaction costs	1.2	1.1

Closing balance	990.0	988.8

$1 billion syndicated revolving credit facility
Long-Term Loans

	December 31, 2013	December 31, 2012
Opening balance	666.0	220.0
Loans advanced	—	666.0
Loans repaid	(666.0)	(220.0)

Closing balance	—	666.0

$60 million senior secured revolving credit facility
Long-Term Loans

	December 31, 2013	December 31, 2012
Opening balance	—	50.0
Loans advanced	35.0	23.0
Loans repaid	—	(73.0)

Closing balance	35.0	—

$1,440 million term loan and revolving credit facility
Long-Term Loans

	December 31, 2013	December 31, 2012
Loans advanced	893.0	—
Loans repaid	(119.5)	—

Closing balance	773.5	—

R1,500 million Nedbank revolving credit facility
Long-Term Loans

	December 31, 2013	December 31, 2012
Loans advanced	155.5	—
Translation adjustment	(10.4)	—

Closing balance	145.1	—

Other loans
Long-Term Loans

	December 31, 2013	December 31, 2012
Opening balance	492.4	—
Loans advanced
- continuing operations	2,094.2	3.3
- discontinued operations	542.4	514.7
Loans repaid
- continuing operations	(2,041.8)	(2.9)
- discontinued operations	(503.4)	—
Spin-off of Sibanye Gold	(531.4)	—
Translation	(5.9)	(22.7)

Closing balance	46.5	492.4